UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 14,849	$ 14,361
Deferred tax assets	517	531
Other taxes receivable	4,107	4,721
Other non-current assets	979	1,289
Total Non-current assets	20,452	20,902
Current assets
Inventories	7,239	9,699
Trade and other receivables	14,127	23,157
Income tax receivables	2,486	2,000
Other taxes receivable	4,354	4,143
Prepaid expenses	7,465	9,470
Term deposits and other financial assets	47,747	85,088
Cash and cash equivalents	45,057	35,483
Total Current assets	128,475	169,040
Total Assets	148,927	189,942
Equity
Share capital	239,163	236,800
Share premium	1,736,469	1,736,469
Other reserves	177,358	160,729
Accumulated losses	(2,127,440)	(2,064,763)
Equity attributable to the equity holders of the Company	25,550	69,235
Non-controlling interests	(513)	(511)
Total Equity	25,037	68,724
Non-current liabilities
Non-current borrowings	5,524	2,357
Trade and other payables	55	125
Deferred tax liabilities	1,381	204
Other taxes payable	862	474
Provisions for liabilities and other charges	454	514
Total Non-current liabilities	8,276	3,674
Current liabilities
Current borrowings	2,725	3,718
Trade and other payables	48,432	55,425
Income tax payables	12,252	13,427
Other taxes payable	21,084	23,452
Provisions for liabilities and other charges	14,761	18,420
Deferred income	16,360	3,102
Total Current liabilities	115,614	117,544
Total Liabilities	123,890	121,218
Total Equity and Liabilities	$ 148,927	$ 189,942